Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
Schedule of reconciliation between statutory and effective income tax
The following table reconciles the Company’s theoretical tax expense to its effective tax expense:

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Net loss	(39,700)	(57,041)	(47,003)
Effective tax expense	120	10	5
Recurring loss before tax	(39,580)	(57,030)	(46,999)
Theoretical tax rate (statutory rate in France)	25.00%	25.00%	26.50%
Theoretical tax (benefit) expense	(9,895)	(14,258)	(12,455)
Share-based payment	805	794	848
Other permanent differences	(660)	45	117
Other non-taxable items (CIR)	(985)	(1,023)	(660)
Unrecognized deferred tax on deductible differences and tax losses	10,854	14,452	12,154
Effective tax expense	120	10	5
Effective tax rate	(0.3)%	0.00%	0.00%